Quarterly Results (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 133,512		$ 133,279		$ 131,652	$ 131,086	$ 134,686	$ 131,464	$ 134,106	$ 129,407	$ 529,529	$ 529,663	$ 520,070
Real estate operating income	34,541		33,967		35,694	34,672	32,764	36,961	35,979	39,921	138,874	145,625	167,625
Income from continuing operations	13,328	[1]	10,926	[2]	20,282	18,401	17,854	21,140	17,946	29,924	62,937	86,864	107,258
Income from discontinued operations	1,114		(91)		10,430	18,829	101,170	29,890	3,085	4,047	30,282	138,192	13,136
Net income attributable to Piedmont	14,438		10,831		30,708	37,227	119,020	51,026	21,028	33,967	93,204	225,041	120,379
Basic earnings per share	$ 0.09		$ 0.06		$ 0.18	$ 0.22	$ 0.68	$ 0.30	$ 0.12	$ 0.20	$ 0.55	$ 1.30	$ 0.71
Diluted earnings per share	$ 0.09		$ 0.06		$ 0.18	$ 0.22	$ 0.69	$ 0.29	$ 0.12	$ 0.20	$ 0.55	$ 1.30	$ 0.70
Dividends per share	$ 0.200		$ 0.20		$ 0.20	$ 0.20	$ 0.3150	$ 0.3150	$ 0.3150	$ 0.3150	$ 0.80	$ 1.26	$ 1.26
Litigation settlement charge			7,500								7,500	0	0
Net casualty loss	$ (5,200)										$ (5,170)	$ 0	$ 0

[1]	Includes $5.2 million in net casualty loss due to damage and related expenses incurred as a result of Hurricane Sandy.
[2]	Includes $7.5 million of litigation settlement expense related to agreements in principle to settle Piedmont's two outstanding class action lawsuits.